UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4007

Legg Mason Partners Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS TRUST II

LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND

FORM N-Q

JULY 31, 2006

LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	July 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.3%
CONSUMER DISCRETIONARY - 8.2%
Hotels, Restaurants & Leisure - 0.3%
14,000	McDonald’s Corp.	$495,460

Media - 5.5%
25,000	Gannett Co. Inc.	1,303,000
14,500	Meredith Corp.	684,835
150,000	Time Warner Inc.	2,475,000
10,000	Viacom Inc., Class B Shares*	348,500
120,000	Walt Disney Co.	3,562,800

	Total Media	8,374,135

Multiline Retail - 1.2%
40,000	Target Corp.	1,836,800

Specialty Retail - 1.2%
50,000	Home Depot Inc.	1,735,500

	TOTAL CONSUMER DISCRETIONARY	12,441,895

CONSUMER STAPLES - 14.5%
Beverages - 2.1%
51,614	PepsiCo Inc.	3,271,295

Food & Staples Retailing - 6.2%
40,000	Costco Wholesale Corp.	2,110,400
73,189	Wal-Mart Stores Inc.	3,256,910
86,128	Walgreen Co.	4,029,068

	Total Food & Staples Retailing	9,396,378

Food Products - 2.2%
15,000	Dean Foods Co.*	562,950
34,000	General Mills Inc.	1,764,600
22,875	Wm. Wrigley Jr. Co.	1,049,048

	Total Food Products	3,376,598

Household Products - 4.0%
30,000	Kimberly-Clark Corp.	1,831,500
75,000	Procter & Gamble Co.	4,215,000

	Total Household Products	6,046,500

	TOTAL CONSUMER STAPLES	22,090,771

ENERGY - 11.2%
Energy Equipment & Services - 1.9%
10,000	ENSCO International Inc.	462,200
5,300	National-Oilwell Varco Inc.*	355,312
32,000	Schlumberger Ltd.	2,139,200

	Total Energy Equipment & Services	2,956,712

Oil, Gas & Consumable Fuels - 9.3%
15,000	BP PLC, Sponsored ADR	1,087,800
10,000	Canadian Natural Resources Ltd.	532,400
25,000	Cimarex Energy Co.	1,020,750
52,000	EnCana Corp.	2,811,120
115,000	Exxon Mobil Corp.	7,790,100
10,000	Suncor Energy Inc.	810,500

	Total Oil, Gas & Consumable Fuels	14,052,670

	TOTAL ENERGY	17,009,382

EXCHANGE TRADED FUNDS - 1.5%
56,000	iShares MSCI Japan Index Fund	759,920
25,000	streetTRACKS Gold Trust*	1,579,000

	TOTAL EXCHANGE TRADED FUNDS	2,338,920

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
FINANCIALS - 15.1%
Capital Markets - 3.0%
15,000	Goldman Sachs Group Inc.	$2,291,250
30,000	Merrill Lynch & Co. Inc.	2,184,600

	Total Capital Markets	4,475,850

Commercial Banks - 2.4%
50,000	Wells Fargo & Co.	3,617,000

Consumer Finance - 1.0%
30,000	American Express Co.	1,561,800

Diversified Financial Services - 3.2%
50,000	Bank of America Corp.	2,576,500
50,000	JPMorgan Chase & Co.	2,281,000

	Total Diversified Financial Services	4,857,500

Insurance - 4.5%
75	Berkshire Hathaway Inc., Class A Shares*	6,870,000

Real Estate Management & Development - 1.0%
30,000	Forest City Enterprises Inc., Class A Shares	1,497,000

	TOTAL FINANCIALS	22,879,150

HEALTH CARE - 7.9%
Biotechnology - 1.7%
36,975	Amgen Inc.*	2,578,636

Health Care Providers & Services - 0.6%
17,000	UnitedHealth Group Inc.	813,110

Pharmaceuticals - 5.6%
14,000	Bristol-Myers Squibb Co.	335,580
62,574	Johnson & Johnson	3,914,004
100,000	Pfizer Inc.	2,599,000
35,000	Wyeth	1,696,450

	Total Pharmaceuticals	8,545,034

	TOTAL HEALTH CARE	11,936,780

INDUSTRIALS - 21.6%
Aerospace & Defense - 5.2%
40,000	Honeywell International Inc.	1,548,000
57,000	Raytheon Co.	2,568,990
60,000	United Technologies Corp.	3,731,400

	Total Aerospace & Defense	7,848,390

Air Freight & Logistics - 1.1%
24,000	United Parcel Service Inc., Class B Shares	1,653,840

Airlines - 0.2%
20,000	Southwest Airlines Co.	359,800

Building Products - 0.5%
30,000	Masco Corp.	801,900

Commercial Services & Supplies - 2.6%
35,000	Pitney Bowes Inc.	1,446,200
75,000	Waste Management Inc.	2,578,500

	Total Commercial Services & Supplies	4,024,700

Electrical Equipment - 0.6%
50,000	American Power Conversion Corp.	844,000

Industrial Conglomerates - 9.3%
75,000	3M Co.	5,280,000
231,000	General Electric Co.	7,551,390

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	July 31, 2006

SHARES	SECURITY	VALUE
Industrial Conglomerates - 9.3% (continued)
50,000	Tyco International Ltd.	$1,304,500

	Total Industrial Conglomerates	14,135,890

Machinery - 1.0%
100,000	Tata Motors Ltd., Sponsored ADR	1,578,000

Road & Rail - 1.1%
35,000	Florida East Coast Industries Inc.	1,639,400

	TOTAL INDUSTRIALS	32,885,920

INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 1.7%
144,000	Cisco Systems Inc.*	2,570,400

Computers & Peripherals - 4.1%
125,000	EMC Corp.*	1,268,750
75,000	Hewlett-Packard Co.	2,393,250
33,723	International Business Machines Corp.	2,610,498

	Total Computers & Peripherals	6,272,498

Internet Software & Services - 2.6%
10,000	eBay Inc.*	240,700
3,000	Google Inc., Class A Shares*	1,159,800
50,000	VeriSign Inc.*	896,500
60,000	Yahoo! Inc.*	1,628,400

	Total Internet Software & Services	3,925,400

IT Services - 1.1%
40,000	Automatic Data Processing Inc.	1,750,400

Semiconductors & Semiconductor Equipment - 0.5%
25,000	Freescale Semiconductor Inc., Class B Shares*	713,000

Software - 3.0%
189,294	Microsoft Corp.	4,548,735

	TOTAL INFORMATION TECHNOLOGY	19,780,433

MATERIALS - 3.3%
Chemicals - 2.9%
30,000	Dow Chemical Co.	1,037,400
45,000	E.I. du Pont de Nemours & Co.	1,784,700
25,000	PPG Industries Inc.	1,538,500

	Total Chemicals	4,360,600

Metals & Mining - 0.4%
3,000	Rio Tinto PLC, Sponsored ADR	626,670

	TOTAL MATERIALS	4,987,270

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $137,514,047)	146,350,521

FACE AMOUNT
SHORT-TERM INVESTMENT - 4.1%
Repurchase Agreement - 4.1%
$6,155,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.260% due 8/1/06; Proceeds at maturity - $6,155,899; (Fully collateralized by U.S. Treasury Bill, 0.000% due 8/24/06; Market value - $6,278,107) (Cost - $6,155,000)	6,155,000

	TOTAL INVESTMENTS - 100.4% (Cost - $143,669,047#)	152,505,521
	Liabilities in Excess of Other Assets - (0.4)%	(549,240)

	TOTAL NET ASSETS - 100.0%	$151,956,281

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Diversified Large Cap Growth Fund (formerly known as Smith Barney Diversified Large Cap Growth Fund) (the “Fund”), is a separate diversified series of Legg Mason Partners Trust II (formerly known as Smith Barney Trust II) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,238,107
Gross unrealized depreciation	(7,401,633)

Net unrealized appreciation	$8,836,474

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Trust II

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2006

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	September 29, 2006